STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | Institutional Shares
Summary Sterling Capital Strategic Allocation Growth Fund
Investment Objective
The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND Institutional Shares
Management Fees		0.25%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.18%
Acquired Fund Fees and Expenses	[1]	0.76%
Total Annual Fund Operating Expenses	[1]	1.19%
Fee Waiver or Expense Reimbursement	[2]	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1][2]	0.94%
[1]	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% from the period from February 1, 2014 through January 31, 2015. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND Institutional Shares	96	353	630	1,421

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96.94% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.

The Fund will invest 60% to 90% of its total assets in underlying funds which invest mainly in equity securities, and 10% to 40% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31

Best quarter: 14.44% 09/30/09 Worst quarter: –16.24% 12/31/08
Average Annual Total Returns as of December 31, 2013
Average Annual Total Returns STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND Institutional Shares	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes	16.28%		11.93%		5.00%		3.78%		Oct. 02, 1997
Return After Taxes on Distributions	15.80%		11.52%		4.28%		2.90%		Oct. 02, 1997
Return After Taxes on Distributions and Sale of Fund Shares	9.45%		9.49%		3.99%		2.90%		Oct. 02, 1997
Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)	33.55%	[1],[2]	18.71%	[1],[2]	7.88%	[1],[2]	6.46%	[1],[2]	Sep. 30, 1997
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	(2.02%)		4.44%		4.55%		5.55%		Sep. 30, 1997
Russell Global Index (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	24.41%		16.42%		8.13%		6.36%		Sep. 30, 1997
[1]	The Russell 3000® Index is included to show how the Fund's performance compares with the returns of the U.S. equity markets generally. The Russell 3000® Index represents approximately 98% of the U.S. equity market and comprises the 3,000 largest companies in the United States.
[2]	Effective February 1, 2014, the Fund will change its primary benchmark from the Russell Global Index to the Russell 3000® Index. The new benchmark is more representative of the Fund's investment program.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.